Multiemployer Pension Plans (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Multiemployer Pension Plans (Textual) [Abstract]
Combined contributions to multiemployer pension plans	$ 0.1	$ 0.3
Local number 12 [Member]
Multiemployer Plans [Line Items]
Proportionate share of estimated unfunded liability	2.6	2.7
Local number 3 [Member]
Multiemployer Plans [Line Items]
Proportionate share of estimated unfunded liability	$ 1.0	$ 1.1